UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:             CAVU Capital Advisors, LLC

Address:          20 Marshall Street, Suite 102
                  South Norwalk, CT 06854


13F File Number: 028-13419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James Gilmore
Title: Chief Financial Officer
Phone: 203-286-0453


Signature, Place and Date of Signing:


/s/James Gilmore                  South Norwalk, CT        May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total: $40,257
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2          COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
ADVANCE AUTO PARTS INC       COM               00751Y106     1,766     43,000 SH         SOLE                    43,000  0       0
AUTONATION INC               COM               05329W102       763     55,000 SH         SOLE                    55,000  0       0
ANADARKO PETE CORP           COM               032511107     1,579     40,600 SH         SOLE                    40,600  0       0
ATHEROS COMMUNICATIONS INC   COM               04743P108     1,202     82,000 SH         SOLE                    82,000  0       0
C H ROBINSON WORLDWIDE INC   COM NEW           12541W209     1,273     27,900 SH         SOLE                    27,900  0       0
EVEREST RE GROUP LTD         COM               G3223R108     2,308     32,600 SH         SOLE                    32,600  0       0
FORD MTR CO DEL              COM PAR $0.01     345370860     2,894  1,100,480 SH         SOLE                 1,100,480  0       0
INGERSOLL-RAND COMPANY LTD   CL A              G4776G101     5,520    400,000 SH         SOLE                   400,000  0       0
ILLINOIS TOOL WKS INC        COM               452308109     3,239    105,000 SH         SOLE                   105,000  0       0
KOHLS CORP                   COM               500255104     1,481     35,000 SH         SOLE                    35,000  0       0
LINEAR TECHNOLOGY CORP       COM               535678106     2,622    114,100 SH         SOLE                   114,100  0       0
LOWES COS INC                COM               548661107       548     30,000 SH         SOLE                    30,000  0       0
LAM RESEARCH CORP            COM               512807108     2,332    102,400 SH         SOLE                   102,400  0       0
MAGNA INTL INC               CL A              559222401     1,367     51,100 SH         SOLE                    51,100  0       0
SHERWIN WILLIAMS CO          COM               824348106     1,039     20,000 SH         SOLE                    20,000  0       0
SANDISK CORP                 COM               80004C101     2,657    210,000 SH         SOLE                   210,000  0       0
TOYOTA MOTOR CORP            SP ADR REP2COM    892331307       633     10,000 SH         SOLE                    10,000  0       0
UNITED PARCEL SERVICE INC    CL B              911312106     3,938     80,000 SH         SOLE                    80,000  0       0
UNITED RENTALS INC           COM               911363109       269     63,900 SH         SOLE                    63,900  0       0
WESTERN DIGITAL GROUP        COM               958102105     1,741     90,000 SH         SOLE                    90,000  0       0
WHIRLPOOL CORP               COM               963320106       592     20,000 SH         SOLE                    20,000  0       0
YRC WORLDWIDE INC            COM               984249102       494    110,000 SH         SOLE                   110,000  0       0
                                                           $40,257



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